UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03162

Active Asset Tax Free Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)

Kevin Klingert

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: June 30, 2012

Date of reporting period: December 31, 2011

Item 1—Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Active Assets Tax-Free Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please see the prospectus for more complete information on investment risks.

Active Assets Tax-Free Trust

Fund Report (unaudited)

For the six months ended December 31, 2011

Market Conditions

The six-month review period incorporated an improving credit picture for states and a decline in negative headlines. Most states have shown both an ability and willingness to cut expenditures; states, cities and school districts continued to trim their payrolls in a cost-cutting effort that has helped to improve the financial condition of state and local governments. Much of this effort was undertaken to close $91 billion in gaps in fiscal 2012 budgets, which arose after tax revenue was slammed by the longest recession since the Great Depression, according to the National Conference of State Legislatures. California may face a $13 billion deficit, while New York, the third-largest, projects a $3.5 billion gap.

In addition to these reductions in spending, municipalities have also benefited from steady growth in tax revenues. Tax collection data for the third quarter of 2011 show growth in overall state tax collections, as well as for personal income tax and sales tax revenue, for the seventh consecutive quarter. Among 48 early reporting states, all but three showed gains during the third quarter. Some states have also made progress in dealing with pension reform.

At the national level, only $295 billion of tax-exempt bonds were issued during 2011, down almost 32 percent from 2010 issuance of $433 billion. It was the lowest amount of issuance since 2001. Issuance of Variable Rate Demand Obligations (VRDOs), which represent the majority of short-term tax exempt instruments, was down 34 percent from 2010.

Performance Analysis

As of December 31, 2011, Active Assets Tax-Free Trust had net assets of approximately $9.2 billion and an average portfolio maturity of 17 days. For the six-month period ended December 31, 2011, the Fund provided a total return of 0.01 percent. For the seven-day period ended December 31, 2011, the Fund provided an effective annualized yield of 0.01 percent (subsidized) and –0.31 percent (non-subsidized) and a current yield of 0.01 percent (subsidized) and –0.31 percent (non-subsidized), while its 30-day moving average yield for December was 0.01 percent (subsidized) and –0.31 percent (non-subsidized). Yield quotations more closely reflect the current earnings of the Fund. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. Past performance is no guarantee of future results.

Despite much improved market liquidity and strong demand for bonds, in our view, it is a time for careful diligence and diversification of investment portfolios. In keeping with this view, we maintained high levels of liquidity in the portfolio, with an average of 85 percent of assets invested in daily and weekly variable rate demand obligations (VRDOs). We also kept the average maturity of the portfolio relatively short, in a range of 16 to 24 days. Throughout, safety of capital has been our main priority, with an emphasis on managing exposure to institutions under stress.

Recent economic data has been sending mixed signals and many investors are likely to continue to tread cautiously. Barring any unexpected shocks to the market, we believe rates are likely to remain low through 2012. During this period of ongoing uncertainty, we continue to maintain a watchful eye on state and local economies.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION as of 12/31/11
Weekly Variable Rate Bonds	65.9%
Daily Variable Rate Bonds	15.3
Commercial Paper	9.5
Closed-End Investment Companies	4.6
Put Option Bonds	2.5
Municipal Bonds & Notes	2.1
Investment Company	0.1

MATURITY SCHEDULE as of 12/31/11
1 – 30 Days	93.6%
31 – 60 Days	0.8
61 – 90 Days	0.5
91 – 120 Days	0.9
121 + Days	4.2

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition and maturity schedule are as a percentage of total investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal income taxes. The Adviser seeks to maintain the Fund’s share price at $1.00. The Fund has a fundamental policy of investing at least 80 percent of its net assets in securities the interest on which is exempt from federal personal income tax. This policy may not be changed without shareholder approval. In addition, the Fund may invest up to 20 percent of its net assets in securities that pay interest income subject to the “alternative minimum tax,” and some taxpayers may have to pay tax on a Fund distribution of this income. For more information, please see the “Tax Consequences” section of the Fund’s Prospectus.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For More Information

About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on

Form N-Q and monthly holdings for each money market fund on Form N-MFP. Morgan Stanley does not deliver these reports to shareholders, nor are the first and third fiscal quarter reports posted to the Morgan Stanley public web site. However, the holdings for each money market fund are posted to the Morgan Stanley public web site. You may obtain the Form N-Q filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Expense Example (unaudited)

As a shareholder of the Fund, you incur costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/11 – 12/31/11.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads) or exchange fees.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/11	12/31/11	07/01/11 – 12/31/11
Actual (0.01% return)	$1,000.00	$1,000.10	$0.60
Hypothetical (5% annual return before expenses)	$1,000.00	$1,024.40	$0.61

@	Expenses are equal to the Fund’s annualized expense ratio of 0.12% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). If the fund had borne all of its expenses, the annualized expense ratio would have been 0.41%.

Active Assets Tax-Free Trust

Portfolio of Investments ■ December 31, 2011 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE

	Weekly Variable Rate Bonds (65.6%)
$12,500	Alaska Housing Finance Corporation, Home Mortgage Ser 2009 A	0.07%	01/06/12	12/01/40	$12,500,000
	Arizona Health Facilities Authority,
23,980	Banner Health Ser 2008 C	0.07	01/06/12	01/01/35	23,980,000
12,600	Banner Health Ser 2008 D ROCs II-R Ser 11687	0.12	01/06/12	07/01/25	12,600,000
38,575	Banner Health Ser 2008 G	0.09	01/06/12	01/01/29	38,575,000
	Barclays Capital Municipal Trust Receipts, MA
6,905	Massachusetts Health & Educational Facilities Authority MIT Ser 2008 N Floater-TRs Ser 15W	0.08	01/06/12	07/01/38	6,905,000
20,015	Massachusetts School Building Authority Senior Dedicated Sales Tax Ser 2011 B Floater-TRs Ser 30BX	0.09	01/06/12	10/15/41	20,015,000
15,590	BB&T Municipal Trust, AZ, Salt River Project Agricultural Improvement & Power District Ser 2008 A Floater Certificates Ser 9	0.08	01/06/12	01/01/16	15,590,000
	BB&T Municipal Trust, FL,
23,625	Seminole County Water & Sewer Ser 2006 Floater Certificates Ser 45	0.09	01/06/12	10/01/14	23,625,000
9,960	Tampa Bay Water Ser 2008 Floater Certificates Ser 36	0.09	01/06/12	04/01/16	9,960,000
10,265	BB&T Municipal Trust, NY, New York City Fiscal 2008 Subser C-1 Floater Certificates Ser 2055	0.09	01/06/12	10/01/15	10,265,000
	California Health Facilities Financing Authority,
71,995	Kaiser Permanente Ser 2006 C	0.07	01/06/12	06/01/41	71,995,000
47,100	Stanford Hospital Ser 2008 B-1	0.06	01/06/12	11/15/45	47,100,000
	California Statewide Communities Development Authority,
78,560	Gas Supply Sacramento Municipal Utility District Ser 2010	0.08	01/06/12	11/01/40	78,560,000
69,580	Kaiser Permanente Ser 2002 E	0.06	01/06/12	11/01/36	69,580,000
30,000	Kaiser Permanente Ser 2003 D	0.06	01/06/12	05/01/33	30,000,000
15,310	Cape Girardeau County Industrial Development Authority, MO, St. Francis Medical Center Ser 2009 B	0.13	01/06/12	06/01/39	15,310,000
	Capital Beltway Funding Corporation of Virginia,
53,700	Senior Lien Toll I-495 Hot Lanes Ser 2008 C	0.03	01/06/12	12/31/47	53,700,000
40,000	Senior Lien Toll I-495 Hot Lanes Ser 2008 D	0.03	01/06/12	12/31/47	40,000,000
87,110	Central Plains Energy Project, NE, Gas Project No. 2 Ser 2009	0.09	01/06/12	08/01/39	87,110,000
60,685	Charlotte, NC, Water & Sewer System Ser 2002 C	0.06	01/06/12	07/01/27	60,685,000
5,900	Chicago Board of Education, IL, Ser 2009 A-2	0.10	01/06/12	03/01/26	5,900,000
4,850	Chicago, IL, Ser 2008 A ROCs II-R Ser 11940	0.13	01/06/12	07/01/28	4,850,000
22,600	Colorado Housing & Finance Authority, Single Family Mortgage Class I 2005 Ser B-2	0.08	01/06/12	05/01/34	22,600,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  December 31, 2011 (unaudited)  continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE

	Colorado Springs, CO,
$70,900	Utilities System Sub Lien Ser 2004 A	0.10%	01/06/12	11/01/23	$70,900,000
45,125	Utilities System Sub Lien Ser 2006 A	0.10	01/06/12	11/01/25	45,125,000
25,000	Utilities System Sub Lien Ser 2007 B	0.10	01/06/12	11/01/26	25,000,000
29,035	Utilities System Sub Lien Ser 2009 C	0.08	01/06/12	11/01/28	29,035,000
	Columbus, OH,
23,580	Sewer Ser 2008 B	0.04	01/06/12	06/01/32	23,580,000
1,400	Sewer Ser 2008 PUTTERs Ser 2456	0.10	01/06/12	12/01/15	1,400,000
5,200	Dallas Area Rapid Transit, TX, Sales Tax Ser 2008 ROCs II-R Ser 11541	0.10	01/06/12	06/01/16	5,200,000
39,530	Delaware River Port Authority, PA, Ser 2008 B	0.08	01/06/12	01/01/26	39,530,000
14,845	Derry Township Industrial & Commercial Development Authority, PA, Hotel Tax Arena Ser 2000 A	0.09	01/06/12	11/01/30	14,845,000
5,935	District of Columbia Water & Sewer Authority, Public Utility Ser 1998 PUTTERs Ser 2964 (AGM)	0.12	01/06/12	04/01/20	5,935,000
9,615	Eclipse Funding Trust, WA, Seattle Water System Ser 2005 Solar Eclipse Ser 2006-0002	0.09	01/06/12	09/01/29	9,615,000
	Fairfax County Industrial Development Authority, VA,
8,900	Inova Health System Foundation Ser 1988 A	0.11	01/06/12	10/01/25	8,900,000
8,900	Inova Health System Foundation Ser 1988 B	0.11	01/06/12	10/01/25	8,900,000
44,960	Inova Health System Foundation Ser 2000	0.09	01/06/12	01/01/30	44,960,000
16,000	Florida State Board of Education, FL, Capital Outlay Ser 2005 G ROCs II-R Ser 12017	0.09	01/06/12	10/15/16	16,000,000
9,035	Florida Turnpike Authority, Ser 2008 A PUTTERs Ser 2514	0.10	01/06/12	07/01/15	9,035,000
20,000	Franklin County, OH, OhioHealth Corp. Ser 2009 A	0.08	01/06/12	11/15/41	20,000,000
	Gainesville, FL,
80,690	Utilities System 2007 Ser A	0.06	01/06/12	10/01/36	80,690,000
53,600	Utilities System 2008 Ser B	0.06	01/06/12	10/01/38	53,600,000
15,300	Guilford County, NC, Ser 2005 B	0.07	01/06/12	03/01/25	15,300,000
	Highlands County Health Facilities Authority, FL,
38,200	Adventist Health System/Sunbelt Obligated Group Ser 2003 C	0.06	01/06/12	11/15/21	38,200,000
49,650	Adventist Health System/Sunbelt Obligated Group Ser 2005 F	0.06	01/06/12	11/15/35	49,650,000
44,425	Adventist Health System/Sunbelt Obligated Group Ser 2005 G	0.06	01/06/12	11/15/35	44,425,000
42,500	Adventist Health System/Sunbelt Obligated Group Ser 2005 I	0.06	01/06/12	11/15/27	42,500,000
44,000	Adventist Health System/Sunbelt Obligated Group Ser 2005 I	0.06	01/06/12	11/15/29	44,000,000
18,665	Adventist Health System/Sunbelt Obligated Group Ser 2006 B-2	0.06	01/06/12	11/15/30	18,665,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  December 31, 2011 (unaudited)  continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE

$4,175	Adventist Health System/Sunbelt Obligated Group Ser 2006 C ROCs II-R Ser 11564 (BHAC)	0.11%	01/06/12	11/15/14	$4,175,000
26,870	Adventist Health System/Sunbelt Obligated Group Ser 2007 A-2	0.06	01/06/12	11/15/37	26,870,000
20,000	Adventist Health System/Sunbelt Obligated Group Ser 2009 B	0.06	01/06/12	11/15/26	20,000,000
26,500	Adventist Health System/Sunbelt Obligated Group Ser 2009 C	0.06	01/06/12	11/15/26	26,500,000
20,000	Adventist Health System/Sunbelt Obligated Group Ser 2009 D	0.06	01/06/12	11/15/26	20,000,000
55,300	Houston, TX, Combined Utility System First Lien Ser 2004 B6	0.04	01/06/12	05/15/34	55,300,000
	Illinois Toll Highway Authority,
45,900	Toll Highway Senior Priority Ser 2007 A-1B	0.08	01/06/12	07/01/30	45,900,000
60,000	Toll Highway Senior Priority Ser 2007 A-2B	0.08	01/06/12	07/01/30	60,000,000
	Indiana Finance Authority,
20,075	Ascension Health Senior Credit Group Ser 2008 E-7	0.07	01/06/12	11/15/33	20,075,000
25,000	Sisters of St. Francis Health Services, Inc. Ser 2008 G	0.06	01/06/12	09/01/48	25,000,000
112,005	Trinity Health Ser 2008 D-1	0.04	01/06/12	12/01/34	112,005,000
106,505	Trinity Health Ser 2008 D-2	0.04	01/06/12	12/01/34	106,505,000
11,000	Indiana Health Facility Financing Authority, Ascension Health Ser 2003 E-6	0.10	01/06/12	11/15/39	11,000,000
19,170	Iowa Finance Authority, CHF-Des Moines LLC Ser 2007 A	0.11	01/06/12	06/01/39	19,170,000
10,000	Iowa Higher Education Loan Authority, Grinnell College Ser 2008	0.09	01/06/12	06/01/23	10,000,000
8,000	J P Morgan Chase & Co., NH, New Hampshire Health & Higher Education Facilities Authority LRG Healthcare Ser 2009 PUTTERs Ser 3648	0.10	01/06/12	10/01/17	8,000,000
	Kansas Department of Transportation,
3,840	Highway Ser 2004 A PUTTERs Ser 2969 (AGM)	0.10	01/06/12	09/01/12	3,840,000
40,275	Highway Ser 2008 A-4	0.06	01/06/12	09/01/14	40,275,000
23,000	Kent Hospital Finance Authority, MI, Spectrum Health Ser 2008 B-3	0.08	01/06/12	01/15/47	23,000,000
	King County, WA,
11,650	Limited Tax Sewer Ser 2010 A	0.05	01/06/12	01/01/40	11,650,000
26,365	Limited Tax Sewer Ser 2010 A	0.05	01/06/12	01/01/40	26,365,000
43,000	Sewer Ser 2007 Eagle #20070084 Class A (AGM)	0.10	01/06/12	01/01/47	43,000,000
52,265	Loudoun County Industrial Development Authority, VA, Howard Hughes Medical Institute Ser 2003 D	0.08	01/06/12	02/15/38	52,265,000
94,940	Main Street Natural Gas, Inc., GA, Gas Ser 2010 A	0.09	01/06/12	08/01/40	94,940,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  December 31, 2011 (unaudited)  continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE

	Maryland Economic Development Corporation,
$58,400	Howard Hughes Medical Institute Ser 2008 A	0.05%	01/06/12	02/15/43	$58,400,000
71,700	Howard Hughes Medical Institute Ser 2008 B	0.07	01/06/12	05/15/43	71,700,000
7,125	Maryland Health & Higher Educational Facilities Authority, LifeBridge Health Ser 2008 ROCs II-R Ser 11594 (AGC)	0.25	01/06/12	07/01/39	7,125,000
77,605	Massachusetts, Refg 1998 Ser A	0.07	01/06/12	09/01/16	77,605,000
	Massachusetts Department of Transportation,
21,650	Metropolitan Highway System 2010 Ser A5	0.04	01/06/12	01/01/39	21,650,000
28,900	Metropolitan Highway System Contract Assistance Ser 2010 A-1	0.06	01/06/12	01/01/29	28,900,000
47,010	Metropolitan Highway System Contract Assistance Ser 2010 A-2	0.06	01/06/12	01/01/37	47,010,000
62,495	Metropolitan Highway System Contract Assistance Ser 2010 A-4	0.04	01/06/12	01/01/39	62,495,000
	Massachusetts Development Finance Agency,
35,025	Boston University Ser U-6E	0.07	01/06/12	10/01/42	35,025,000
30,710	Phillips Academy Ser 2003	0.06	01/06/12	09/01/33	30,710,000
45,250	Massachusetts Health & Educational Facilities Authority, Partners HealthCare System 2005 Ser F-3	0.06	01/06/12	07/01/40	45,250,000
	Massachusetts Water Resources Authority,
20,000	Gen Ser 2008 A-1	0.08	01/06/12	08/01/37	20,000,000
25,000	Gen Ser 2008 A-2	0.06	01/06/12	08/01/37	25,000,000
44,300	Gen Ser 2008 A-3	0.07	01/06/12	08/01/37	44,300,000
56,920	Gen Ser 2008 C-2	0.08	01/06/12	11/01/26	56,920,000
55,755	Gen Ser 2008 F	0.05	01/06/12	08/01/29	55,755,000
20,550	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, TN, Vanderbilt University Ser 2005 A-2	0.03	01/06/12	10/01/44	20,550,000
	Metropolitan Transportation Authority, NY,
13,000	Dedicated Tax Ser 2008 B-1	0.07	01/06/12	11/01/34	13,000,000
24,445	Ser 2005 B Eagle #20060114 Class A (BHAC)	0.11	01/06/12	11/15/35	24,445,000
39,000	Miami-Dade County Expressway Authority, FL, Toll System Ser 2006 Eagle #20060121 Class A (BHAC)	0.11	01/06/12	07/01/37	39,000,000
109,500	Michigan Finance Authority, Unemployment Obligation Assessment Ser 2011	0.24	01/06/12	07/01/14	109,500,000
4,795	Michigan Hospital Finance Authority, Trinity Health Credit Group Ser 2006 A	0.10	01/06/12	12/01/14	4,795,000
3,290	Milwaukee Redevelopment Authority, WI, University of Wisconsin-Milwaukee-Kenilworth Ser 2005	0.10	01/06/12	09/01/40	3,290,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  December 31, 2011 (unaudited)  continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE

	Missouri Health & Educational Facilities Authority,
$26,500	Ascension Health Ser 2003 C-2	0.07%	01/06/12	11/15/39	$26,500,000
13,000	Ascension Health Ser 2003 C-3	0.07	01/06/12	11/15/39	13,000,000
65,845	BJC Health System Ser 2008 A	0.04	01/06/12	05/15/38	65,845,000
37,960	BJC Health System Ser 2008 B	0.02	01/06/12	05/15/38	37,960,000
36,375	BJC Health System Ser 2008 C	0.04	01/06/12	05/15/38	36,375,000
66,700	BJC Health System Ser 2008 D	0.03	01/06/12	05/15/38	66,700,000
12,500	BJC Health System Ser 2008 E	0.07	01/06/12	05/15/38	12,500,000
	Mobile Downtown Redevelopment Authority, AL,
40,600	Gulf Opportunity Zone Austal USA LLC Ser 2011 A	0.08	01/06/12	05/01/41	40,600,000
39,000	Gulf Opportunity Zone Austal USA LLC Ser 2011 B	0.08	01/06/12	05/01/41	39,000,000
	Murray City, UT,
43,500	IHC Health Services, Inc. Ser 2003 A	0.06	01/06/12	05/15/36	43,500,000
70,900	IHC Health Services, Inc. Ser 2003 B	0.06	01/06/12	05/15/36	70,900,000
16,140	New Castle County, DE, University Courtyard Apartments Ser 2005	0.11	01/06/12	08/01/31	16,140,000
39,450	New Hampshire Higher Educational & Health Facilities Authority, St. Paul’s School Ser 1998	0.08	01/06/12	01/01/28	39,450,000
32,750	New Mexico Finance Authority, Sub Lien Ser 2008 Subser B-1	0.05	01/06/12	12/15/26	32,750,000
25,075	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008	0.09	01/06/12	08/01/34	25,075,000
39,890	New Mexico Municipal Energy Acquisition Authority, Gas Supply Ser 2009	0.09	01/06/12	11/01/39	39,890,000
	New York City, NY,
36,235	Fiscal 2004 Subser H-2	0.06	01/06/12	03/01/34	36,235,000
9,580	Fiscal 2005 Ser O ROCs II-R Ser 11685	0.10	01/06/12	06/01/20	9,580,000
69,000	Fiscal 2008 Subser J-9	0.06	01/06/12	08/01/27	69,000,000
	New York City Municipal Water Finance Authority, NY,
50,000	Second General Fiscal 2003 F1B	0.04	01/06/12	06/15/35	50,000,000
93,025	Second General Fiscal 2010 Ser CC	0.03	01/06/12	06/15/41	93,025,000
29,500	Water & Sewer System Fiscal 2008 Ser B-2	0.05	01/06/12	06/15/24	29,500,000
78,025	Water & Sewer System Fiscal 2008 Ser B-4	0.05	01/06/12	06/15/23	78,025,000
2,045	Water & Sewer System Fiscal 2010 ROCs II-R Ser 11916	0.10	01/06/12	06/15/18	2,045,000
30,000	New York State Dormitory Authority, City University System Cons 5th Ser 2008 D	0.08	01/06/12	07/01/31	30,000,000
12,000	New York State Mortgage Agency, Homeowner Mortgage Ser 129 (AMT)	0.10	01/06/12	10/01/35	12,000,000
17,025	North Broward Hospital District, FL, Ser 2008 A	0.07	01/06/12	01/15/31	17,025,000
	North Carolina Medical Care Commission,
77,520	Duke University Health System Ser 2005 B	0.06	01/06/12	06/01/28	77,520,000
19,605	FirstHealth of the Carolinas Ser 2008 A	0.09	01/06/12	10/01/28	19,605,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  December 31, 2011 (unaudited)  continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE

$56,950	Novant Health Obligated Group Ser 2004 A	0.09%	01/06/12	11/01/34	$56,950,000
21,105	Novant Health Obligated Group Ser 2004 B	0.09	01/06/12	11/01/34	21,105,000
26,965	North Central Texas Health Facilities Development Corporation, Baylor Health Care System Ser 2006 A	0.08	01/06/12	08/15/13	26,965,000
	Ohio,
24,725	Common Schools Ser 2005 B	0.06	01/06/12	03/15/25	24,725,000
18,110	Common Schools Ser 2006 B	0.06	01/06/12	06/15/26	18,110,000
37,960	Oregon Facilities Authority, PeaceHealth Ser 2008 A	0.05	01/06/12	08/01/34	37,960,000
80,000	Orlando Utilities Commission, FL, Utility System Ser 2008-2	0.09	01/06/12	10/01/33	80,000,000
	Orlando-Orange County Expressway Authority, FL,
20,000	Ser 2003 C-4	0.08	01/06/12	07/01/25	20,000,000
30,090	Ser 2007 A Eagle #20070107 Class A (BHAC)	0.11	01/06/12	07/01/42	30,090,000
59,900	Pennsylvania Housing Finance Agency, Single Family Mortgage Ser 2003 77B (AMT)	0.08	01/06/12	10/01/33	59,900,000
15,000	Pinellas County Health Facilities Authority, FL, Baycare Health System Ser 2009 A-2	0.08	01/06/12	11/01/38	15,000,000
	Private Colleges & Universities Authority, GA,
49,150	Emory University Ser 2005 C-1	0.09	01/06/12	09/01/36	49,150,000
54,525	Emory University Ser 2005 C-5	0.09	01/06/12	09/01/36	54,525,000
86,865	Raleigh, NC, Combined Enterprise System Ser 2008 A	0.06	01/06/12	03/01/35	86,865,000
57,400	RBC Municipal Products Trust, Inc., CA, Contra Costa Transportation Authority Sales Tax Ser 2010 Floater Certificates Ser E-17	0.10	01/06/12	03/01/34	57,400,000
20,000	RBC Municipal Products Trust, Inc., CO, Denver City & County Airport System Ser 2008-C2 & C3 Floater Certificates Ser E-25	0.13	01/06/12	11/15/25	20,000,000
	RBC Municipal Products Trust, Inc., PA,
12,320	Allegheny County Hospital Development Authority University of Pittsburgh Medical Center Ser 2007 B-2 Floater Certificates Ser E-16	0.10	01/06/12	04/15/39	12,320,000
15,800	Berks County Municipal Authority Reading Hospital & Medical Center Ser 2008 Floater Certificates Ser C-15	0.10	01/06/12	11/01/12	15,800,000
22,480	Berks County Municipal Authority Reading Hospital & Medical Center Ser 2009 A-1 & A-2 Floater Certificates Ser E-15	0.11	01/06/12	02/01/12	22,480,000
29,000	RBC Municipal Products Trust, Inc., TX, Houston Combined Utility System First Lien Ser 2010 B Floater Certificates Ser E-14	0.10	01/06/12	05/15/34	29,000,000
21,725	Richmond, KY, Kentucky League of Cities Funding Trust Ser 2006 A	0.08	01/06/12	03/01/36	21,725,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  December 31, 2011 (unaudited)  continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE

$60,000	Rochester, MN, Health Care Facilities Mayo Clinic Ser 2008 A	0.05%	01/06/12	11/15/38	$60,000,000
20,705	Sevier County Public Building Authority, TN, Local Government Public Improvement Ser VI-A-1	0.12	01/06/12	06/01/29	20,705,000
2,080	South Carolina Educational Facilities Authority, Goodwill Industries Ser 2006	0.12	01/06/12	09/01/28	2,080,000
	South Carolina Jobs – Economic Development Authority,
1,000	AnMed Health Ser 2009 A	0.09	01/06/12	02/01/35	1,000,000
3,990	AnMed Health Ser 2009 C	0.09	01/06/12	02/01/33	3,990,000
26,455	South Dakota Health & Educational Facilities Authority, Avera Health Ser 2008 A-2	0.08	01/06/12	07/01/38	26,455,000
6,360	Southcentral Pennsylvania General Authority, WellSpan Health Series 2008 A ROCs II-R Ser 11686	0.10	01/06/12	12/01/24	6,360,000
	Texas Transportation Commission,
37,800	Mobility Fund Ser 2006 Eagle #20060126 Class A	0.10	01/06/12	04/01/35	37,800,000
16,000	Mobility Fund Ser 2007 Eagle #20070090 Class A	0.10	01/06/12	04/01/37	16,000,000
16,070	University of Colorado Hospital Authority, Ser 2011 A	0.06	01/06/12	11/15/41	16,070,000
102,620	University of Massachusetts Building Authority, Senior Ser 2011-1	0.04	01/06/12	11/01/34	102,620,000
60,465	University of Michigan Regents, General Ser 2008 B	0.02	01/06/12	04/01/28	60,465,000
30,000	University of North Carolina at Chapel Hill, Ser 2005 Eagle #720053014 Class A	0.10	01/06/12	12/01/34	30,000,000
	University of Texas Regents,
112,785	Financing System Ser 2007 B	0.02	01/06/12	08/01/33	112,785,000
66,225	Financing System Ser 2008 B	0.01	01/06/12	08/01/39	66,225,000
51,170	Financing System Ser 2008 B	0.02	01/06/12	08/01/32	51,170,000
77,300	Permanent University Fund Ser 2008 A	0.01	01/06/12	07/01/37	77,300,000
47,000	Utah Board of Regents, Student Loan Ser 2011 A (AMT)	0.12	01/06/12	11/01/45	47,000,000
	Utah Water Finance Agency,
32,000	Ser 2008 B	0.10	01/06/12	10/01/37	32,000,000
28,700	Ser 2008 B-2	0.10	01/06/12	10/01/35	28,700,000
	Washington Health Care Facilities Authority,
36,180	MultiCare Health System Ser 2007 C	0.06	01/06/12	08/15/41	36,180,000
14,000	Swedish Health Services Ser 2011 B	0.09	01/06/12	11/15/46	14,000,000
9,530	Washington Higher Education Facilities Authority, Seattle University Ser 2008 A	0.10	01/06/12	05/01/28	9,530,000

	Total Weekly Variable Rate Bonds (Cost $6,042,905,000)				6,042,905,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  December 31, 2011 (unaudited)  continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE

	Daily Variable Rate Bonds (15.2%)
$28,410	Charlotte-Mecklenburg Hospital Authority, NC, Carolinas HealthCare System Ser 2007 H	0.03%	01/03/12	01/15/45	$28,410,000
40,860	Columbia, SC, Waterworks & Sewer System Ser 2009	0.05	01/03/12	02/01/38	40,860,000
51,600	Geisinger Authority, PA, Geisinger Health System Ser 2005 B	0.02	01/03/12	08/01/22	51,600,000
	Harris County Cultural Education Facilities Financing Corporation, TX,
72,060	Methodist Hospital System Ser 2008 C-1	0.04	01/03/12	12/01/24	72,060,000
43,085	Methodist Hospital System Ser 2008 C-2	0.04	01/03/12	12/01/27	43,085,000
	Harris County Health Facilities Development Corporation, TX,
57,995	Methodist Hospital System Ser 2008 A-1	0.04	01/03/12	12/01/41	57,995,000
65,350	Methodist Hospital System Ser 2008 A-2	0.04	01/03/12	12/01/41	65,350,000
	J P Morgan Chase & Co., CA,
70,000	Los Angeles Ser 2011 TRANs PUTTERs Ser 3930	0.07	01/03/12	08/12/12	70,000,000
25,460	Los Angeles Ser 2011 TRANs PUTTERs Ser 3931	0.07	01/03/12	08/12/12	25,460,000
	J P Morgan Chase & Co., TX,
49,000	Texas Ser 2011 TRANs PUTTERs Ser 3945	0.07	01/03/12	08/30/12	49,000,000
99,995	Texas Ser 2011 TRANs PUTTERs Ser 3946	0.07	01/03/12	08/30/12	99,995,000
49,610	Texas Ser 2011 TRANs PUTTERs Ser 3953	0.07	01/03/12	08/30/12	49,610,000
20,000	Texas Ser 2011 TRANs PUTTERs Ser 3964	0.07	01/03/12	08/30/12	20,000,000
57,525	JEA, FL, Water & Sewer System Subser 2008 A-1	0.04	01/03/12	10/01/38	57,525,000
	Massachusetts,
30,300	Central Artery Ser 2000 B	0.03	01/03/12	12/01/30	30,300,000
79,900	Consolidated Loan Ser 2006 A	0.04	01/03/12	03/01/26	79,900,000
10,000	Massachusetts Health & Educational Facility Authority, Harvard University Ser 2005 C ROCs II-R Ser 10390	0.07	01/03/12	01/15/14	10,000,000
	Mississippi Business Finance Corporation,
40,500	Chevron USA Ser 2010 I	0.02	01/03/12	11/01/35	40,500,000
25,000	Chevron USA Ser 2010 J	0.03	01/03/12	11/01/35	25,000,000
31,000	Missouri Health & Educational Facilities Authority, BJC Health System Ser 2005 B	0.04	01/03/12	05/15/34	31,000,000
	Murray City, UT,
19,000	IHC Health Services, Inc. Ser 2005 A	0.06	01/03/12	05/15/37	19,000,000
26,530	IHC Health Services, Inc. Ser 2005 D	0.03	01/03/12	05/15/37	26,530,000
	New York City, NY,
29,600	Fiscal 2006 Subser I-8	0.07	01/03/12	04/01/36	29,600,000
89,300	Fiscal 2008 Ser J Subser J-3	0.06	01/03/12	08/01/23	89,300,000
45,785	Fiscal 2012 Ser D Subser D-3	0.02	01/03/12	10/01/39	45,785,000
	New York City Municipal Water Finance Authority, NY,
23,020	Second General Fiscal 2007 Ser CC-1	0.06	01/03/12	06/15/38	23,020,000
30,675	Water & Sewer System Fiscal 2011 Ser DD-1	0.04	01/03/12	06/15/43	30,675,000
27,600	Water & Sewer System Fiscal 2011 Ser DD-2	0.02	01/03/12	06/15/43	27,600,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  December 31, 2011 (unaudited)  continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE

	Ohio Water Development Authority,
$45,240	FirstEnergy Nuclear Generation Corp. Ser 2006-A	0.04%	01/03/12	05/15/19	$45,240,000
31,400	FirstEnergy Nuclear Generation Corp. Ser 2010-C	0.05	01/03/12	06/01/33	31,400,000
41,235	University of Michigan Regents, Hospital Ser 2005 A	0.04	01/03/12	12/01/35	41,235,000
44,635	Washington Health Care Facilities Authority, MultiCare Health System Ser 2007 D	0.05	01/03/12	08/15/41	44,635,000

	Total Daily Variable Rate Bonds (Cost $1,401,670,000)				1,401,670,000

		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Commercial Paper (9.4%)
20,000	California Statewide Communities Development Authority, Kaiser Permanente Ser 2004 I	0.23%	0.23%	02/09/12	20,000,000
	Harris County Cultural Education Facilities Finance Corporation, TX,
32,000	Methodist Hospital System Ser 2009 C-1	0.28	0.28	03/05/12	32,000,000
10,000	Methodist Hospital System Ser 2009 C-1	0.28	0.28	07/10/12	10,000,000
50,000	Methodist Hospital System Ser 2009 C-1	0.30	0.30	07/25/12	50,000,000
35,000	Methodist Hospital System Ser 2009 C-2	0.28	0.28	04/05/12	35,000,000
35,000	Methodist Hospital System Ser 2009 C-2	0.28	0.28	05/03/12	35,000,000
	Houston, TX,
20,000	Combined Utility System Ser B-1	0.12	0.12	02/16/12	20,000,000
12,000	Ser G-2	0.14	0.14	01/05/12	12,000,000
20,000	Ser H-2	0.13	0.13	01/19/12	20,000,000
	Las Vegas Valley Water District, NV,
60,310	Water Ser 2004 A	0.10	0.10	01/05/12	60,310,000
74,000	Water Ser 2004 B	0.11	0.11	01/17/12	74,000,000
80,000	Lincoln, NE, Lincoln Electric System Ser 1995	0.12	0.12	01/19/12	80,000,000
39,000	Long Island Power Authority, NY, Electric System Ser 2008 CP-1	0.11	0.11	01/10/12	39,000,000
15,000	Metropolitan Transportation Authority, NY, Ser CP-2 Subser D	0.11	0.11	01/12/12	15,000,000
120,300	Michigan Hospital Finance Authority, Trinity Health Credit Group Ser 2008 C	0.09	0.09	01/18/12	120,300,000
	Montgomery County, MD,
55,000	2009 Ser A BANs	0.12	0.12	01/10/12	55,000,000
10,000	2010 Ser B BANs	0.14	0.14	01/17/12	10,000,000
21,000	Nebraska Public Power District, Ser A Notes	0.13	0.13	01/18/12	21,000,000
40,000	New York City Municipal Water Finance Authority, NY, Fiscal 1994 Ser 1	0.12	0.12	01/19/12	40,000,000
20,000	Norfolk Economic Development Authority, VA, Sentara Healthcare Ser 2008	0.12	0.12	01/20/12	20,000,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  December 31, 2011 (unaudited)  continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE	MATURITY DATE	VALUE

	Rochester, MN,
$30,000	Health Care Facilities Mayo Foundation Ser 2000 B	0.15%	0.15%	01/26/12	$30,000,000
40,000	Health Care Facilities Mayo Foundation Ser 2000 C	0.10	0.10	01/23/12	40,000,000
	Texas,
15,000	TRANs CP Notes Ser 2011B	0.20	0.20	02/21/12	15,000,000
16,000	TRANs CP Notes Ser 2011B	0.20	0.20	02/22/12	16,000,000

	Total Commercial Paper (Cost $869,610,000)				869,610,000

		COUPON RATE (a)	DEMAND DATE (b)
	Closed-End Investment Companies (4.6%)
24,700	BlackRock Municipal Intermediate Duration Fund, Inc. (MUI), VRDP Ser W-7 (AMT)	0.23%	01/06/12	03/01/41	24,700,000
15,000	BlackRock MuniYield Investment Fund, Inc. (MYF), VRDP Ser W-7 (AMT)	0.24	01/06/12	06/01/41	15,000,000
13,500	BlackRock MuniYield Michigan Quality Fund II, Inc., VRDP Ser W-7 (AMT)	0.24	01/06/12	06/01/41	13,500,000
15,500	BlackRock MuniYield New Jersey Fund, Inc. (MYJ), VRDP Ser W-7 (AMT)	0.24	01/06/12	05/01/41	15,500,000
20,000	BlackRock MuniYield New York Quality Fund, Inc. (MYN), VRDP Ser W-7 (AMT)	0.22	01/06/12	05/01/41	20,000,000
34,000	BlackRock MuniYield Quality Fund, Inc. III (MYI), VRDP Ser W-7 (AMT)	0.24	01/06/12	06/01/41	34,000,000
52,200	Nuveen Insured Municipal Opportunity Fund, Inc., VRDP Ser 1-6672 (AMT)	0.24	01/06/12	12/01/40	52,200,000
20,000	Nuveen Investment Quality Municipal Fund, Inc., VRDP Ser 1-2118 (AMT)	0.25	01/06/12	05/01/41	20,000,000
45,000	Nuveen Municipal Market Opportunity Fund, Inc., VRDP Ser 1-3509 (AMT)	0.28	01/06/12	03/01/40	45,000,000
15,000	Nuveen New York Quality Income Municipal Fund, Inc., VRDP Ser 1-1617 (AMT)	0.22	01/06/12	12/01/40	15,000,000
15,000	Nuveen Premier Insured Municipal Fund, Inc., VRDP Ser 1-1309	0.24	01/06/12	12/01/40	15,000,000
100,000	Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT)	0.25	01/06/12	05/05/41	100,000,000
50,000	Nuveen Quality Income Municipal Fund, Inc., VRDP Ser 1-3884 (AMT)	0.23	01/06/12	12/01/40	50,000,000

	Total Closed-End Investment Companies (Cost $419,900,000)				419,900,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  December 31, 2011 (unaudited)  continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE

	Put Option Bonds (2.5%)
$7,500	Fairfax County Industrial Development Authority, VA, Inova Health System Window Ser 2020 A-1	0.22%	07/27/12	05/15/39	$7,500,000
7,000	Illinois Finance Authority, Advocate Health Care Network Ser 2008 Subser A-1	0.48	02/01/12	11/01/30	7,000,000
8,500	Illinois Finance Authority, Advocate Health Care Window Ser 2011 B Illinois Finance Authority, Advocate Health Care Window Ser 2011 B	0.23	07/27/12	04/01/51	8,500,000
7,680	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-1	0.20	07/27/12	02/01/46	7,680,000
9,600	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-3	0.21	07/27/12	02/01/46	9,600,000
11,000	Massachusetts Bay Transportation Authority, Senior Sales Tax Window Ser 2010 A	0.19	07/27/12	07/01/30	11,000,000
20,000	Michigan Hospital Finance Authority, Ascension Health Senior Credit Group Window Ser 2010 F-8	0.19	07/27/12	11/15/49	20,000,000
26,800	New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser G Subser G5	0.06	01/03/12	05/01/34	26,800,000
62,000	New York Liberty Development Corporation, NY, Recovery Zone 3 World Trade Center Ser 2010 A-1	0.30	11/08/12	12/01/50	62,000,000
7,700	Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2010 B	0.22	07/27/12	11/01/34	7,700,000
6,000	Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2010 C	0.22	07/27/12	11/01/34	6,000,000
5,000	Orlando Utilities Commission, FL, Utility System Window Ser 2011 A	0.21	07/27/12	10/01/27	5,000,000
40,000	Palm Beach County Solid Waste Authority, FL, Improvement Ser 2010	1.00	01/12/12	10/01/31	40,011,024
10,000	RBC Municipal Products Trust, Inc., MN, Minneapolis Fairview Health Services Ser 2010 C&D Floater Certificates Ser E-19	0.17	04/02/12	11/15/47	10,000,000
4,500	Tarrant County Cultural Education Facilities Finance Corporation, TX, Baylor Health Care System Window Ser 2011 B	0.24	07/27/12	11/15/50	4,500,000

	Total Put Option Bonds (Cost $233,291,024)				233,291,024

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  December 31, 2011 (unaudited)  continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE	MATURITY DATE	VALUE

	Municipal Bonds & Notes (2.0%)
$24,500	Kentucky Rural Water Finance Corporation, Public Projects Construction Notes Ser D-2011-1, dtd 11/01/11	1.25%	0.55%	11/01/12	$24,642,771
26,000	Los Angeles, CA, Ser 2011 TRANs, dtd 07/12/11	2.50	0.33	04/30/12	26,185,861
	Los Angeles County, CA,
10,000	2011-2012 Ser A TRANs, dtd 07/01/11	2.50	0.32	02/29/12	10,035,506
40,000	2011-2012 Ser B TRANs, dtd 07/01/11	2.50	0.34	03/30/12	40,212,176
15,000	Los Angeles County Schools Pooled Financing Program, CA, Pooled 2011-2012 Ser A-1 TRANs, dtd 07/01/11	2.00	0.46	06/29/12	15,113,672
45,000	New York State Thruway Authority, General Ser 2011 BANs, dtd 07/13/11	2.00	0.35	07/12/12	45,392,013
20,000	Rhode Island & Providence Plantations, Fiscal Year 2012 TANs, dtd 10/27/11	2.00	0.30	06/29/12	20,167,756
6,500	St. Louis, MO, General Fund Ser 2011 TRANs, dtd 07/07/11	2.00	0.38	06/29/12	6,551,858

	Total Municipal Bonds & Notes (Cost $188,301,613)				188,301,613

NUMBER OF SHARES (000)
	Investment Company (0.1%)
4,200	Morgan Stanley Institutional Liquidity Funds – Government Portfolio (See Note 5) (Cost $4,200,000)				4,200,000

	Total Investments (Cost $9,159,877,637)			99.4%	9,159,877,637
	Other Assets in Excess of Liabilities			0.6	57,683,757

	Net Assets			100.0%	$9,217,561,394

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
PUTTERS	Puttable Tax-Exempt Receipts.
ROCs	Reset Option Certificates.
TANs	Tax Anticipation Notes.
TRANs	Tax and Revenue Anticipation Notes.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at December 31, 2011.
(b)	Date on which the principal amount can be recovered through demand.

Bond Insurance:
AGC	Assured Guaranty Corporation.
AGM	Assured Guaranty Municipal Corporation.
BHAC	Berkshire Hathaway Assurance Corporation.

See Notes to Financial Statements

Active Assets Tax-Free Trust

Financial Statements

Statement of Assets and Liabilities

December 31, 2011 (unaudited)

Assets:
Investments in securities, at value (cost $9,155,677,637)	$9,155,677,637
Investment in affiliate, at value (cost $4,200,000 )	4,200,000

Total investments in securities, at value (cost $9,159,877,637)	9,159,877,637
Cash	90,204
Receivable for:
Shares of beneficial interest sold	180,079,856
Interest	2,973,702
Dividends from affiliate	3
Prepaid expenses and other assets	61,385

Total Assets	9,343,082,787

Liabilities:
Payable for:
Shares of beneficial interest redeemed	124,021,131
Transfer agent fee	698,979
Administration fee	375,075
Investment advisory fee	136,002
Accrued expenses and other payables	290,206

Total Liabilities	125,521,393

Net Assets	$9,217,561,394

Composition of Net Assets:
Paid-in-capital	$9,217,516,294
Dividends in excess of net investment income	(47,775)
Accumulated undistributed net realized gain	92,875

Net Assets	$9,217,561,394

Net Asset Value Per Share
9,217,245,157 shares outstanding (unlimited shares authorized of $0.01 par value)	$1.00

See Notes to Financial Statements

Active Assets Tax-Free Trust

Financial Statements  continued

Statement of Operations

For the six months ended December 31, 2011 (unaudited)

Net Investment Income:
Interest Income	$6,004,502
Dividends from affiliate (Note 5)	1,864

Total Income	6,006,366

Expenses
Investment advisory fee (Note 3)	10,583,863
Distribution fee (Note 4)	4,479,432
Administration fee (Note 3)	2,239,716
Transfer agent fees and expenses	648,222
Custodian fees	110,267
Trustees’ fees and expenses	96,763
Professional fees	30,731
Registration fees	9,317
Shareholder reports and notices	264
Other	55,481

Total Expenses	18,254,056
Less: amounts waived/reimbursed (Note 4)	(12,705,279)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 5)	(2,160)

Net Expenses	5,546,617

Net Investment Income	459,749
Net Realized Gain	22,159

Net Increase	$481,908

See Notes to Financial Statements

Active Assets Tax-Free Trust

Financial Statements  continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2011	FOR THE YEAR ENDED JUNE 30, 2011
	(unaudited)
Increase (Decrease) in Net Assets:

Operations:
Net investment income	$459,749	$614,708
Net realized gain	22,159	68,897

Net Increase	481,908	683,605

Dividends and Distributions to Shareholders from:
Net investment income	(449,151)	(563,151)
Net realized gain	—	(62,108)

Total Dividends and Distributions	(449,151)	(625,259)

Net increase from transactions in shares of beneficial interest	533,253,520	3,093,441,368

Net Increase	533,286,277	3,093,499,714

Net Assets:
Beginning of period	8,684,275,117	5,590,775,403

End of Period
(Including dividends in excess of net investment income of $47,775 and $58,373, respectively)	$9,217,561,394	$8,684,275,117

See Notes to Financial Statements

Active Assets Tax-Free Trust

Notes to Financial Statements ■ December 31, 2011 (unaudited)

1. Organization and Accounting Policies

Active Assets Tax-Free Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Act. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Dividends and Distributions to Shareholders — The Fund records dividends and distributions to shareholders as of the close of each business day.

D. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

E. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  December 31, 2011 (unaudited)  continued

classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Weekly Variable Rate Bonds	—	$6,042,905,000	—	$6,042,905,000
Daily Variable Rate Bonds	—	1,401,670,000	—	1,401,670,000
Commercial Paper	—	869,610,000	—	869,610,000
Closed-End Investment Companies	—	419,900,000	—	419,900,000
Put Option Bonds	—	233,291,024	—	233,291,024
Municipal Bonds & Notes	—	188,301,613	—	188,301,613
Investment Company	$4,200,000	—	—	4,200,000

Total Assets	$4,200,000	$9,155,677,637	—	$9,159,877,637

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2011, the Fund did not have any investments transfer between investment levels.

3. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Management Inc. (the “Adviser”), the Fund pays the Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45%

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  December 31, 2011 (unaudited)  continued

to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.20% to the portion of the daily net assets exceeding $3 billion but not exceeding $15 billion; and 0.199% to the portion of the daily net assets exceeding $15 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund’s daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

4. Plan of Distribution

Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of the Adviser and Administrator, is the distributor of the Fund’s shares and in accordance with a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund’s average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended December 31, 2011, the distribution fee was accrued at the annual rate of 0.10%.

The Distributor, Adviser and Administrator have agreed to waive and/or reimburse all or a portion of the Fund’s distribution fee, advisory fee and administration fee, respectively, to the extent that total expenses exceed total income of the Fund on a daily basis. For the six months ended December 31, 2011, the Distributor waived $4,479,432, and the Adviser waived $8,225,847. These fee waivers and/or expense reimbursements will continue for one year or until such time that the Board of Trustees acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems such action is appropriate.

5. Transactions with Affiliates

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the “Liquidity Funds”), an open-end management investment company managed by the Adviser.

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  December 31, 2011 (unaudited)  continued

Investment advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended December 31, 2011, advisory fees paid were reduced by $2,160 relating to the Fund’s investment in the Liquidity Funds.

A summary of the Fund’s transactions in shares of the Liquidity Funds during the six months ended December 31, 2011 is as follows:

VALUE JUNE 30, 2011	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE DECEMBER 31, 2011
$—	$835,300,000	$831,100,000	$1,864	$4,200,000

Morgan Stanley Services Company Inc., an affiliate of the Adviser and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended December 31, 2011, included in “trustees’ fees and expenses” in the Statement of Operations amounted to $2,137. At December 31, 2011, the Fund had an accrued pension liability of $61,096, which is included in “accrued expenses and other payables” in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2011	FOR THE YEAR ENDED JUNE 30, 2011
	(unaudited)
Shares sold	14,995,625,520	23,048,791,686
Shares issued in reinvestment of dividends and distributions	445,951	620,172

	14,996,071,471	23,049,411,858
Shares Redeemed	(14,462,817,951)	(19,955,970,490)

Net increase in shares outstanding	533,253,520	3,093,441,368

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  December 31, 2011 (unaudited)  continued

7. Federal Income Tax Status

It is the Fund’s intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other Expenses” in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended June 30, 2011, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

	2011 DISTRIBUTIONS PAID FROM:	2010 DISTRIBUTIONS PAID FROM:
Tax-exempt income	$562,291	$626,852
Ordinary income	2,480	5,081
Long-term capital gains	60,488	27,676

Total distributions	$625,259	$659,609

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to nondeductible expenses, resulted in the following reclassifications among the Fund’s components of net assets at June 30, 2011:

DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN	PAID-IN-CAPITAL
$6,826	$(2,278)	$(4,548)

At December 31, 2011, the aggregate cost for federal income tax purposes is the same as the cost for book purposes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act modernizes several tax provisions related to Regulated

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  December 31, 2011 (unaudited)  continued

Investment Companies (“RICs”) and their shareholders. One key change made by the Modernization Act is the capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

8. Expense Offset

The Fund has entered into an arrangement with State Street (the “Custodian”), whereby credits realized on uninvested cash balances were used to offset a portion of the Fund’s expenses. If applicable, these custodian credits are shown as “expense offset” in the Statement of Operations.

9. Accounting Pronouncement

In May 2011, FASB issued Accounting Standards Update (“ASU”) 2011-04. The amendments in this update are the results of the work of FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Consequently, these amendments improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with GAAP and International Financial Reporting Standards. At this time, the Fund’s management is evaluating the implications of ASU 2011-04.

Active Assets Tax-Free Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2011		FOR THE YEAR ENDED JUNE 30,
			2011		2010^		2009^		2008^		2007^
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Net income from investment operations	0.000	(1)	0.000	(1)	0.000	(1)	0.008		0.026		0.032
Less dividends from net investment income	(0.000	)(1)	(0.000	)(1)(2)	(0.000	)(1)(2)	(0.008	)(2)	(0.026	)(2)	(0.032)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return	0.01	%(7)	0.01%		0.01%		0.79%		2.60%		3.22%

Ratios to Average Net Assets:
Total expenses	0.12	%(3)(5)(8)	0.24	%(3)(5)	0.29	%(3)(4)(5)	0.43	%(3)(4)(5)	0.42	%(3)	0.45%
Net investment income	0.01	%(3)(5)(8)	0.01	%(3)(5)	0.01	%(3)(4)(5)	0.85	%(3)(4)(5)	2.42	%(3)	3.19%
Rebate from Morgan Stanley affiliate	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.01%		0.00	%(6)	—

Supplemental Data:
Net assets, end of period, in millions	$9,218		$8,684		$5,591		$7,160		$11,355		$6,154

^	Beginning with the year ended June 30, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(1)	Amount is less than $0.001.
(2)	Includes capital gain distribution of less than $0.001.
(3)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(4)	Reflects fees paid in connection with the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds. This fee had an effect of 0.01% and 0.04% for the year ended 2010 and 2009, respectively.
(5)	If the Fund had borne all of its expenses that were reimbursed or waived by the Distributor, Adviser, and Administrator, the annualized expense and net investment income (loss) ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
December 31, 2011	0.41%	(0.28)%
June 30, 2011	0.43	(0.18)
June 30, 2010	0.46	(0.16)
June 30, 2009	0.45	0.83

(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Active Assets Tax-Free Trust

An Important Notice Concerning Our U.S. Privacy Policy  (unaudited)

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds (“us”, “our”, “we”).

We are required by federal law to provide you with notice of our U.S. privacy policy (“Policy”). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates’ use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as “personal information.” We also use the term “affiliated company” in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.	What Personal Information Do We Collect From You?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions

Active Assets Tax-Free Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)  continued

with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources.

For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•

We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.	When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies.    We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.    We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

Active Assets Tax-Free Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)  continued

3.	How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.	How Can You Limit Our Sharing Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

By following the opt-out procedures in Section 6, below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.	How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

By following the opt-out instructions in Section 6, below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

Active Assets Tax-Free Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)  continued

6.	How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies’ use of personal information for marketing purposes, as described in this notice, you may do so by:

•	Calling us at (800) 548-7786 Monday-Friday between 8a.m. and 5p.m. (EST)

•	Writing to us at the following address:

Morgan Stanley Services Company Inc.

c/o Privacy Coordinator

201 Plaza Two, 3rd Floor

Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies’ use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies’ products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.	What if an affiliated company becomes a nonaffiliated third party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Active Assets Tax-Free Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)  continued

Special Notice To Residents Of Vermont

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

Special Notice To Residents Of California

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Trustees

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Officers

Michael E. Nugent

Chairperson of the Board

Kevin Klingert

President and Principal Executive Officer

Mary Ann Picciotto

Chief Compliance Officer

Stefanie V. Chang Yu

Vice President

Francis J. Smith

Treasurer and Principal Financial Officer

Mary E. Mullin

Secretary

Transfer Agent

Morgan Stanley Services Company Inc.

P.O. Box 219886

Kansas City, Missouri 64121

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

Investment Adviser

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling

(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2012 Morgan Stanley

M O R G A N   S T A N L E Y   F U N D S

Active Assets

Tax-Free Trust

Semiannual Report

December 31, 2011

AATSAN
IU12-00320P-Y12/11

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9.	Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10.	Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.	Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Asset Tax Free Trust

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

February 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

February 15, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

February 15, 2012

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